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February 13, 2012

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Sector Funds (Invesco Sector Funds)	0000725781	January 9,2012
American Century Mutual Funds, Inc.	0000100334	January 5, 2012
Aston Funds	0000912036	January 4, 2012
Calamos Investment Trust	0000826732	December 29, 2011
Fidelity Advisor Series VIII	0000729218	December 28, 2011
Goldman Sachs Trust	0000822977	December 30, 2011
Neuberger Berman Income Funds	0000723620	January 6, 2012
Wells Fargo Funds Trust	0001081400	December 29, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

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